UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21516

                    O’Connor Fund of Funds: Aggregated Alpha Strategies LLC

(Exact name of registrant as specified in charter)

299 Park Avenue, 29th Floor

                         New York, NY 10171

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

                                         Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (312) 525-6000

Date of fiscal year end:    December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

O’Connor Fund of Funds: Aggregated Alpha Strategies LLC

Schedule of Portfolio Investments

(Unaudited)

September 30, 2013

Investment Fund	Cost	Fair Value	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date (b)	Dollar Amount of Fair Value for First Available Redemption (b)
Credit
Brevan Howard Credit Catalysts Fund, L.P.	$3,000,000	$3,245,450	4.45	1/1/2013	Monthly	(c)
Brigade Leveraged Capital Structures Fund, L.P.	2,254,785	2,985,218	4.10	7/1/2009	Quarterly
GCA Credit Opportunities Fund, L.L.C.	3,304,981	3,813,968	5.24	8/1/2011	Quarterly

Credit Subtotal	$8,559,766	$10,044,636	13.79%

Equity Hedged
Bronson Point Partners, L.P.	2,500,000	2,523,321	3.47	9/1/2013	Quarterly
Corvex Partners, L.P.	5,000,000	6,063,918	8.33	3/1/2012	Quarterly	(d)
Encompass Capital Fund L.P.	1,299,375	1,304,136	1.79	2/1/2012	Quarterly	(d)
JHL Capital Group Fund, L.L.C.	2,815,244	3,184,821	4.37	2/1/2011	Quarterly	(d)
Newbrook Capital Partners, L.P.	3,716,601	4,379,110	6.01	1/1/2012	Quarterly
Starboard Value and Opportunity Fund, L.P.	2,720,662	3,611,567	4.96	11/1/2010	Quarterly

Equity Hedged Subtotal	$18,051,882	$21,066,873	28.93%

Multi-Strategy
Davidson Kempner Partners, L.P.	2,989,553	4,771,887	6.55	1/1/2006	Semi-Annually
Mason Capital, L.P.	4,169,926	5,249,225	7.21	1/1/2010	Anniversary
OZ Domestic Partners, L.P. (Holdback Account)	23,666	26,972	0.04	5/1/2005	N/A	(e)
OZ Domestic Partners, L.P. (SP)	775,732	991,872	1.36	5/1/2005	N/A	(e)
Peak6 Achievement Fund, LLC	4,500,000	4,633,697	6.37	1/1/2013	Monthly	(f)

Multi-Strategy Subtotal	$12,458,877	$15,673,653	21.53%

Other
Claren Road Credit Partners, L.P., L Interest Payable	4,395	9,264	0.01	1/1/2007	N/A	(e)
CPIM Structured Credit Fund, L.P., Class AQ1	287,850	65,476	0.09	11/1/2005	N/A	(e)
Harbinger Capital Partners Fund I, L.P., Class L Holdings	7,526	27,855	0.04	9/1/2007	N/A	(e)
Harbinger Capital Partners Fund I, L.P., Class PE Holdings	552,842	212,936	0.29	9/1/2007	N/A	(e)
Marathon Structured Finance Liquidating Fund, L.P. (Sept 30, 2009)	389,723	321,265	0.44	4/1/2005	N/A	(e)
Marathon Structured Finance Liquidating Fund, L.P. (SP)	90,473	661,562	0.91	4/1/2005	N/A	(e)
Seneca Capital, L.P., SLV	178,974	140,495	0.20	10/1/2004	N/A	(e)

Other Subtotal	$1,511,783	$1,438,853	1.98%

Relative Value
BTG Pactual Global Equity Opportunities Fund, LLC	3,556,875	3,882,246	5.33	1/1/2013	Quarterly
OxAm Quant Fund, Ltd.	3,757,420	4,099,876	5.63	1/1/2012	Monthly
Providence MBS Fund L.P.	3,326,382	4,029,744	5.54	8/1/2011	Quarterly
Sensato Asia Pacific Fund, L.P.	3,780,935	4,442,180	6.10	1/1/2012	Monthly	(d)

Relative Value Subtotal	$14,421,612	$16,454,046	22.60%

O’Connor Fund of Funds: Aggregated Alpha Strategies LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2013

Investment Fund	Cost	Fair Value	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date (b)	Dollar Amount of Fair Value for First Available Redemption (b)
Trading
Brevan Howard, L.P.	$1,195,823	$1,436,686	1.97	10/1/2009	Monthly	(d)
Lubben Fund, L.P.	3,000,000	3,119,963	4.29	1/1/2013	Quarterly
Whiteside Energy Offshore, Ltd.	2,153,723	2,015,156	2.77	1/1/2012	Monthly

Trading Subtotal	$6,349,546	$6,571,805	9.03%

Total	$61,353,466	$71,249,866	97.86%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Investment Funds with no dates or amounts are available to be redeemed as of the measurement date and thereafter on the frequency noted in the Redemption Frequency column.
(c)	The Investment Fund is subject to an investor level gate of 8.33%, with a quarterly limit of 25% without paying a fee.
(d)	The Investment Fund is subject to an investor level gate of 25%.
(e)	A portion or all of the Fund’s interests in the Investment Fund are held in side pockets which have restricted liquidity.
(f)	The Investment Fund is subject to an investor level gate of 33%.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical investments. Level 2 discloses the amount of investments where the Fund has the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s net asset value. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s net asset value. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of September 30, 2013 is $4,919,298 which relates to the value of a portion of several investments that can be partially redeemed within one quarter from the measurement date. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

O’Connor Fund of Funds: Aggregated Alpha Strategies LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2013

ASSETS TABLE
Description	Total Fair Value at September 30, 2013	Level 1	Level 2	Level 3
Credit	$10,044,636	$—	$6,799,186	$3,245,450
Equity Hedged	21,066,873	—	7,990,677	13,076,196
Multi-Strategy	15,673,653	—	4,633,697	11,039,956
Other	1,438,853	—	—	1,438,853
Relative Value	16,454,046	—	12,011,866	4,442,180
Trading	6,571,805	—	5,135,119	1,436,686

Total Assets	$71,249,866	$—	$36,570,545	$34,679,321

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2012*	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2013
Credit	$–	$–	$245,450	$3,000,000	$–	$–	$–	$3,245,450
Equity Hedged	11,512,532	81,493	1,051,116	2,500,000	(2,068,945)	–	–	13,076,196
Multi-Strategy	12,813,276	981,999	124,477	–	(2,879,796)	–	–	11,039,956
Other	1,876,320	(336,874)	458,286	–	(558,879)	–	–	1,438,853
Relative Value	5,494,511	261,837	207,980	–	(1,522,148)	–	–	4,442,180
Trading	1,908,044	94,784	(56,225)	–	(509,917)	–	–	1,436,686
Total	$33,604,683	$1,083,239	$2,031,084	$5,500,000	$ (7,539,685)	$–	$–	$34,679,321

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2013 is $2,020,494.

*

Balance as of December 31, 2012 was adjusted to reflect Level 3 investments where the Fund does not have the ability to redeem in full within one quarter of December 31, 2012, subject to any audit withholds at the Investment Fund’s net asset value.

O’Connor Fund of Funds: Aggregated Alpha Strategies LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2013

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The Investment Funds in the credit strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. Investment Funds within this strategy, including 32 percent with investor level gates, are generally subject to 60 - 90 day redemption notice periods and are available to be redeemed in accordance with their offering documents, as of the measurement date.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. Investment Funds within this strategy, including 50 percent with investor level gates, are generally subject to 45 - 90 day redemption notice periods and are available to be redeemed in accordance with their offering documents, as of the measurement date.

The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in US based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. Investment Funds within this strategy are generally subject to a 60 - 65 day redemption notice period. Investment Funds representing approximately 7 percent of the fair value of the investments in this strategy are side pockets where the liquidation of assets is uncertain. The remaining approximately 93 percent of the Investment Funds, including 30 percent with investor level gates, are available to be redeemed in accordance with their offering documents, as of the measurement date.

O’Connor Fund of Funds: Aggregated Alpha Strategies LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2013

The other category contains investment approaches that are outside of the mainstream hedge fund strategies (credit, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. The Investment Funds within this strategy are side pockets or liquidating trusts where the liquidation of assets is uncertain.

The Investment Funds in the relative value strategy, a broad category, generally encompassing strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies. Investment Funds within this strategy, including 27 percent with investor level gates, are generally subject to 30 - 120 day redemption notice periods and are available to be redeemed in accordance with their offering documents, as of the measurement date.

The Investment Funds in the trading strategy are generally top-down in nature and often driven by econometric and macroeconomic research. These Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. Investment Funds within this strategy, including 22 percent with investor level gates, are generally subject to 45 - 90 day redemption notice periods and are available to be redeemed in accordance with their offering documents, as of the measurement date.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2013.

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. Please refer to the June 30, 2013 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        O’Connor Fund of Funds: Aggregated Alpha Strategies LLC

By (Signature and Title)*         /s/ William Ferri

William Ferri, Principal Executive Officer

Date        11/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ William Ferri

William Ferri, Principal Executive Officer

Date        11/26/2013

By (Signature and Title)*         /s/ Dylan Germishuys

Dylan Germishuys, Principal Accounting Officer

Date        11/26/2013

*	Print the name and title of each signing officer under his or her signature.